Income tax expense (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Expense Tables Abstract
Schedule of Income tax expense
	Year Ended December 31,
	2016	2017 Restated	2018
	RMB’000	RMB’000	RMB’000

Current income tax expenses	15,221	15,550	18,033
Deferred income tax expenses	-	-	-
Income tax expense	15,221	15,550	18,033

Schedule of reconciliation of income taxes

	Year Ended December 31,
	2016	2017 restated	2018
	RMB’000	RMB’000	RMB’000

Income before taxation	57,169	44,376	26,188

Computed expected income tax expense	14,292	11,094	6,547
Tax effect of non-deductible expenses	929	592	17,173
Tax effect of tax-exempt entities	-	3,864	1,884
Tax effect of non-taxable income	-	-	(7,571)
Income tax expense	15,221	15,550	18,033